FAIR VALUE MEASUREMENTS - Credit Exposure to Insurance Companies (Details) - Life Insurance Carrier Concentration Risk	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Life Insurance Contract, Face Value | American General Life Insurance Company
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage	11.00%	17.00%
Life Insurance Contract, Face Value | Transamerica
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage	14.00%
Life Insurance Contract, Face Value | John Hancock Life Insurance Company
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage		31.00%
Life Insurance Contract, Face Value | ReliaStar Life Insurance Company
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage		5.00%
Life Insurance Contract, Face Value | Principal Life
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage		10.00%
Life Insurance Contract, Face Value | Securian Life Insurance Company
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage		12.00%
Life Insurance Contract, Fair Value | American General Life Insurance Company
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage	13.00%	15.00%
Life Insurance Contract, Fair Value | Transamerica
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage	16.00%
Life Insurance Contract, Fair Value | John Hancock Life Insurance Company
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage		30.00%
Life Insurance Contract, Fair Value | ReliaStar Life Insurance Company
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage		10.00%
Life Insurance Contract, Fair Value | Principal Life
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage		10.00%
Life Insurance Contract, Fair Value | Securian Life Insurance Company
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage		4.00%